File No. 33-44579
                                                                        811-6498
               This Amendment to the Registration Statement has been signed by the Boards of Trustees of the Registrant and the Portfolios




                          SECURITIES AND EXCHANGE COMMISSION
                                  Washington, DC 20549


                                         FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /_/
                                Pre-Effective Amendment No.                  /_/


                               Post-Effective Amendment No. 9                /x/



                     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                         ACT OF 1940                         /_/



                                     Amendment No. 12                        /x/




                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                             300 North Lake Avenue
                             Pasadena, CA 91101-4106
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number (including area code): (818) 449-8500


                                  THAD M. BROWN
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


It is proposed that this filing will become effective (check appropriate box)
/x/                 immediately upon filing pursuant to paragraph (b)
/_/                 on (date) pursuant to paragraph (b)
/_/                 60 days after iling pursuant to paragraph (a)(i)
/_/                 on (date) pursuant to paragraph (a)(i)
/_/                 75 days after filing pursuant to paragraph (a)(ii)
/_/                 on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box
/_/                 this post-effective amendment designates a new effective
                    date for a previously filed post-effective amendment.




        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001.


           The Registrant filed its 24f-2 Notice on November 28, 1995.

                         PIC INSTITUTIONAL GROWTH FUND
                        PIC INSTITUTIONAL BALANCED FUND

                        Supplement dated February 29, 1996
                        to Prospectus dated March 1, 1995

         The following financial  highlights of PIC Institutional  Growth Fund
and  PIC   Institutional   Balanced  Fund  replace  the  Selected   Financial
Information on pages 3 and 4 of the Prospectus. This information is derived from the financial statements for the period ended October 31, 1995 which are contained in the Annual Report to Shareholders of each Fund and incorporated herein by reference. The financial information has been audited by McGladrey & Pullen LLP, Independent Certified Public Accountants, whose report thereon appears in the Annual Reports to Shareholders.

PIC INSTITUTIONAL GROWTH FUND

PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year              Year             Year         June 11, 1992*
                                                                ended             ended            ended            through
                                                          October 31, 1995   October 31,1994 October 31, 1993  October 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $ 11.70           $ 11.60          $ 10.81           $ 10.00
                                                              -------           -------          -------           -------
Income from investment operations:
      Net investment income                                      (.02)              .00              .00               .01
      Net realized and unrealized gain on investments            2.57               .10              .80               .80
                                                                 ----               ---              ---               ---
Total from investment operations                                 2.55               .10              .80               .81
                                                                 ----               ---              ---               ---
Less distributions:
Return of capital                                                 .00               .00             (.01)              .00
                                                                  ---               ---             ----               ---
Net asset value, end of period                                $ 14.25           $ 11.70          $ 11.60            $10.81
                                                              =======           =======          =======            ======


Total return                                                    21.79%             0.86%            7.40%            20.88%++
                                                                =====              ====             ====             =====


Ratios/supplemental data:

Net assets, end of period (millions)                          $131.1            $102.3           $ 88.9             $ 5.7
                                                              ------            ------           ------             -----
Ratios to average net assets:**
      Expenses                                                   1.25%             1.25%            1.25%             1.25%+
      Net investment income                                      (.17%)            (.15%)           (.11%)             .25%+

Portfolio Turnover Rate++                                       54.89%            68.26%           43.20%             7.42%
                                                                -----             -----            -----              ----


*Commencement of operations.

+Annualized.

**Net of expense reimbursements. Includes the Fund's shares of expenses, net of fee waivers and expense reimbursements, allocated from PIC Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.30%, 1.53%, 1.54% and 4.12%, respectively.

++Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.


PIC INSTITUTIONAL BALANCED FUND

PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year              Year             Year         June 11, 1992*
                                                                ended             ended            ended            through
                                                          October 31, 1995   October 31,1994 October 31, 1993  October 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $ 11.24           $ 11.48          $ 10.82           $ 10.00
                                                              -------           -------          -------           -------
Income from investment operations:
      Net investment income                                       .15               .15              .18               .04
      Net realized and unrealized gain (loss)
            of investments                                       2.00              (.24)             .69               .78
                                                                 ----              ----              ---               ---
Total from investment operations                                 2.15              (.09)             .87               .82
Less dividends from net investment income                        (.15)             (.15)            (.21)              .00
                                                                 ----              ----             ----               ---
Change in net asset value                                        2.00              (.24)             .66               .82
                                                                 ----              ----              ---               ---
Net asset value, end of period                                $ 13.24           $ 11.24          $ 11.48           $ 10.82
                                                              =======           =======          =======           =======

Total return                                                    19.35%             (.78%)           8.10%            21.14%++
                                                                =====              ====             ====             =====

Ratios/supplemental data:

Net assets, end of period (millions)                            $ 12.5            $ 9.1            $ 6.7             $ 1.2
                                                                ------            -----            -----             -----
Ratios to average net assets:**
      Expenses                                                   1.05%             1.05%            1.05%             1.05%+
      Net investment income                                      1.32%             1.37%            1.79%             2.60%+

Portfolio Turnover Rate++                                      106.50%           116.63%           92.65%             3.13%
                                                               ------            ------            -----              ----

*Commencement of operations.

+Annualized.

**Net of expense reimbursements. Includes the Fund's shares of expenses, net of fee waivers and expense reimbursements, allocated from PIC Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 2.32%, 2.87%, 7.44% and 43.11%, respectively.


++Portfolio turnover rate of PIC Balanced Portfolio, in which all of the Fund's assets are invested.

     PIC INSTITUTIONAL GROWTH FUND AND PIC INSTITUTIONAL BALANCED FUND, UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEK TO ACHIEVE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR ASSETS IN THE PIC GROWTH PORTFOLIO AND THE BALANCED PORTFOLIO,
RESPECTIVELY. ACCORDINGLY, INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION REGARDING THIS RELATIVELY NEW CONCEPT, SEE "STRUCTURE OF THE FUNDS AND THE PORTFOLIOS" AND "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS.

PIC  Institutional  Growth Fund (the  "Growth  Fund") is a mutual fund with an
investment   objective  of  providing   long-term   growth  of  capital.   PIC
Institutional Balanced Fund (the "Balanced Fund") is a mutual fund with an investment objective of providing total return while preserving capital. The Growth Fund and the Balanced Fund (collectively, the "Funds") are each a separate diversified portfolio of PIC Investment Trust (the "Trust"), an open-end management investment company. Each of the Funds has its own assets, liabilities and net assets. The Trust seeks to achieve the Funds' investment objectives by investing all of the assets of the Growth Fund in the PIC Growth Portfolio (the "Growth Portfolio") which has the same investment objective as the Growth Fund, and all of the assets of the Balanced Fund in the PIC Balanced Portfolio (the "Balanced Portfolio") which has the same investment objective as the Balanced Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Portfolio.

      This Prospectus sets forth concisely basic information that prospective investors should know before investing in either Fund. It should be read and retained for future reference. A Statement of Additional Information dated March 1, 1995, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. This Statement of Additional Information is available without charge upon written request to the Trust at 300 North Lake Avenue, Pasadena, California 91101-4106 or by calling (800) 576-8229.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is March 1, 1995
                                TABLE OF CONTENTS
Fee Table...........................................     2
Selected Financial Information......................     3
Structure of the Funds and Portfolios...............     5
Investment Objective and Policies...................     6
   The Growth Fund..................................     6
   The Balanced Fund................................     6
   General..........................................     7
      Short-Term Investments........................     7
      U.S. Government Securities....................     8
      Foreign Securities............................     8
      When-Issued Securities........................     8
      Options Transactions..........................     9
      Futures Contracts.............................     9
Investment Restrictions.............................    10
Management..........................................    10
   The Advisor......................................    10
The Administrator...................................    10
How to Invest in the Funds..........................    11
   Investment by Check..............................    11
   Investment by Wire...............................    11
   Retirement Plans.................................    11
   General..........................................    11
   Net Asset Value..................................    12
How to Redeem an Investment in the Funds............    12
   Proper Form......................................    12
   Telephone Redemption.............................    12
   Payments.........................................    13
   Redemption of Small Accounts.....................    13
Dividends and Tax Status............................    13
Performance Information.............................    14
General Information.................................    14

                                    FEE TABLE

   The Trust imposes no sales load, exchange fee or redemption fee on the purchase or redemption of shares of either Fund. The table below summarizes expenses of both the Funds and the Portfolios.

Annual Fund Operating Expenses                                                                  Growth         Balanced
(as a percentage of average net assets)                                                          Fund            Fund

Investment advisory fee paid by the Portfolios.............................................       0.80%           0.60%
Other expenses of the Portfolios...........................................................       0.20            0.20
                                                                                                  ----            ----
   Total operating expenses of the Portfolio ..............................................       1.00            0.80

Administrative fee paid by the Funds to the Advisor........................................       0.20            0.20
Other expenses of the Funds, after expense reimbursement...................................       0.05            0.05
                                                                                                  ----            ----
   Total operating expenses of the Funds...................................................       1.25%           1.05%
                                                                                                  ====            ====

Example
A Shareholder of a Fund would pay the following  expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of:
         One year.......................................................................        $  13           $  11
         Three years....................................................................           40              33
         Five years.....................................................................           69              58
         Ten years......................................................................          151             128

   The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in either of the Funds will bear directly or indirectly. For a more complete description of the various costs and expenses, see "Management." The Example assumes that the Advisor will limit the annual operating expenses of the Growth Fund to 1.25% and the Balanced Fund to 1.05%. (If the Advisor were not to do so, the total operating expenses of the Growth Fund and the Balanced Fund would be 1.53% and 2.87%, respectively.) The Example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. The Trustees expect that combined per share expenses of the Funds and the Portfolios will, at a minimum, be approximately equal to, and may be less than, the expenses that would be incurred by a Fund alone if, instead of investing in shares of the Portfolio, the Fund retained an investment manager and invested directly in the types of securities held by the Portfolio. These combined expenses are summarized in the fee table set forth above.

                         SELECTED FINANCIAL INFORMATION
     The following selected financial information of PIC Institutional Growth Fund and PIC Institutional Balanced Fund is derived from the financial statements for the period ended October 31, 1994 which appear in the Statement of Additional Information. The financial information has been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants, whose report thereon appears in the Statement of Additional Information.

                                                                           Year              Year       June 11, 1992*
                                                                          ended             ended           through
PIC Institutional Growth Fund:                                    October 31, 1994  October 31, 1993   October 31, 1992
Per Share Operating Performance                                           $11.60           $10.81            $10.00
     (for a share outstanding throughout the period)

Net asset value, beginning of period

Income from investment operations:

      Net investment income                                                  .00              .00               .01
      Net realized and unrealized loss on investments                        .10              .80               .80
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             .10              .80               .81
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
      Return of capital                                                      .00             (.01)              .00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $11.70           $11.60            $10.81

====================================================================================================================================

Total return                                                                0.86%**          7.40%            20.88%+

====================================================================================================================================

Ratios/supplemental data:

Net assets, end of period (millions)                                      $102.3            $88.9              $5.7
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
      Expenses                                                              1.25%            1.25%             1.25%+
      Net investment income                                                  --               --                .25%+

Portfolio turnover rate                                                    68.26%++         43.20%++           7.42%++

====================================================================================================================================


*Commencement of operations.

+Annualized.

**Net of expense reimbursements. Includes the Fund's shares of expenses, net of expense reimbursements, allocated from PIC Growth Portfolio. If the expense reimbursements, with respect to the Fund and PIC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.53%, 1.54% and 4.12%, respectively.

++Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.

                                                                          Year              Year        June 11, 1992*
                                                                          ended             ended           through
PIC Institutional Balanced Fund:                                   October 31,1994  October 31, 1993 October 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance                                           $11.48           $10.82            $10.00
     (for a share outstanding throughout the period)

Net asset value, beginning of period

Income from investment operations:

      Net investment income                                                  .15              .18               .04
      Net realized and unrealized loss on investments                       (.24)             .69               .78
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (.09)             .87               .82
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
      Dividends from net investment income                                  (.15)            (.21)              .00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $11.24           $11.48            $10.82

====================================================================================================================================

Total return                                                                (.78%)**         8.10%            21.14%+

====================================================================================================================================

Ratios/supplemental data:

Net assets, end of period (millions)                                        $9.1             $6.7              $1.2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:**
      Expenses                                                              1.05%            1.05%             1.05%+
      Net investment income                                                 1.37%            1.79%             2.60%+

Portfolio turnover rate                                                   116.63%++         92.65%++           3.13%++

====================================================================================================================================


*Commencement of operations.

+Annualized.

**Net of expense reimbursements. Includes the Fund's shares of expenses, net of expense reimbursements, allocated from PIC Balanced Portfolio. If the expense reimbursements, with respect to the Fund and PIC Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 2.87%, 7.44% and 43.11%, respectively.

++Portfolio turnover rate of PIC Balanced Portfolio, in which all of the Fund's assets are invested.

                    STRUCTURE OF THE FUNDS AND THE PORTFOLIOS
Unlike many other mutual funds which directly acquire and manage their own portfolio securities, the Growth Fund and the Balanced Fund seek to achieve their investment objectives by investing all of their assets in the Growth Portfolio and Balanced Portfolio, respectively. These Portfolios are separate registered investment companies with the same investment objectives as the Funds. Since the Growth Fund and Balanced Fund will not invest in any securities other than shares of the Growth Portfolio and Balanced Portfolio, investors in the Funds will acquire only an indirect interest in the Portfolios. The Funds' and Portfolios' investment objectives cannot be changed without shareholder approval.

   In addition to selling their shares to the Funds, the Portfolios may sell their shares to other mutual funds or institutional investors. All investors in the Portfolios invest on the same terms and conditions and pay a proportionate share of the Portfolios' expenses. However, other investors in the Portfolios may sell their shares to the public at prices different from those of the Funds as a result of the imposition of sales charges or different operating expenses. Therefore, investors in the Funds should be aware that these differences may result in different returns experienced by investors in the various entities investing in the Portfolios. Information concerning other holders of interests in the Portfolios is available from the Funds' Administrator at (800) 576-8229.

   The Trustees believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by that Fund alone.

   A Fund's investment in the Portfolio may be withdrawn by the Board of Trustees at any time if the Board determines that it is in the best interest of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accord with the investment policies of the Portfolio. The inability to find another such pooled entity or equivalent investment management could have a significant impact on the investments of the Fund's shareholders.

   Investors in the Funds should be aware that smaller entities investing in the Portfolios may be materially affected by the actions of larger entities investing in the Portfolios. For example, if a larger entity redeems the shares it owns in one of the Portfolios, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. In addition, such a redemption could cause the Portfolio to become less diversified, resulting in increased risk. In addition, investors in the Portfolios holding larger positions than the Funds could have greater voting power and effective voting control over the operations of the Portfolios. Changes in the investment objectives, policies or restrictions of a Portfolio might cause a Fund to have difficulty in finding a substitute Portfolio or equivalent investment management and might cause it to redeem its shares of the Portfolio, and such a redemption could result in a distribution in kind of portfolio securities held by the Portfolio, instead of cash. If securities were distributed to a Fund, and the Fund desired to convert the securities to cash, it would incur brokerage, tax or other charges in converting securities to cash. In addition, such a distribution in kind might result in a less diversified portfolio of investment for a Fund and adversely affect the liquidity of a Fund. These possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from the fund. The absence of substantial experience with the structure of the Funds and Portfolios could result in accounting and other difficulties.

   Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Portfolio will all be cast in the same proportion as the shares of the Fund for which voting instructions are received. For further information, see "Investment Objective and Policies," "Investment Restrictions" and "Management."

                        INVESTMENT OBJECTIVE AND POLICIES
The Growth Fund

   The investment objective of the Growth Fund is to provide long-term growth of capital. There is no assurance that the Growth Fund will achieve its objective. The Growth Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, will attempt to achieve its objective by investing all of its assets in shares of the Growth Portfolio. The Growth Portfolio is a separate, registered, diversified open-end management investment company having the same investment objective as the Growth Fund. Since the Growth Fund will not invest in any securities other than shares of the Growth Portfolio, investors in the Growth Fund will acquire only an indirect interest in the investments of the Growth Portfolio. Because the investment characteristics of the Growth Fund will correspond directly to those of the Growth Portfolio, the following is a discussion of the various investments of and techniques employed by the Growth Portfolio.

   The Growth Portfolio will invest in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible debt securities and warrants. The Growth Portfolio will invest at least 60% and under normal circumstances expects to invest at least 80% of its assets in such equity securities. In selecting investments for the Growth Portfolio, Provident Investment Counsel, the Advisor to the Growth Portfolio, will select equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. In addition, the Advisor seeks companies that have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate at an aggregate average of 1.5 times the average performance of the Standard & Poor's 500 common stocks ("S&P 500") for the same period. The Growth Portfolio will invest in a range of small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $9 billion. Equity securities in which the Growth Portfolio will invest typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Growth Portfolio will invest are listed and traded on the New York or American Stock Exchanges, and the remainder are traded on the National Association of Securities Dealers' NASDAQ system or are otherwise traded over the counter.

   The Advisor supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. In unusual circumstances, economic, monetary, technical and other factors may cause the Advisor to assume a temporary, defensive position during which all or a substantial portion of the Portfolio's assets may be invested in short-term instruments. Under normal market conditions, it is expected that investments in such short-term instruments may range from zero (fully invested) to 20% of the Fund's assets. For more information about short-term investments, see "General-Short-Term Investments" below. The Growth Portfolio may also invest up to 20% of its assets in foreign equity securities. See "General - Foreign Securities" below.

The Balanced Fund

   The investment objective of the Balanced Fund is to provide total return, i.e., a combination of income and capital growth, while preserving capital. There is no assurance that the Balanced Fund will achieve its objective. The Balanced Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, will attempt to achieve its objective by investing all of its assets in shares of the Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a separate, registered, diversified open-end management investment company having the same investment objective as the Balanced Fund. Since the Balanced Fund will not invest in any securities other than shares of the Balanced Portfolio, investors in the Balanced Fund will acquire only an indirect interest in the investments of the Balanced Portfolio. Because the investment characteristics of the Balanced Fund will correspond directly to those of the Balanced Portfolio, the following is a discussion of the various investments of and techniques employed by the Balanced Portfolio.

   In the opinion of Provident Investment Counsel, the Advisor to the Balanced Portfolio, over time, stocks outperform bonds and investments that are equivalent to cash; consequently the Balanced Portfolio will attempt to achieve total return through investments in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible debt securities and warrants. The equity securities in which the Balanced Portfolio will invest will be those that are, in the Advisor's opinion, high quality growth companies with superior financial and earnings characteristics. The selection criteria for equity securities are described in more detail under "The Growth Fund" above.
   The Balanced Portfolio will also invest no less than 25% of its assets in fixed income senior securities, both to earn current income and to achieve gains from an increase in the value of the fixed income securities. Fixed income securities can appreciate in value as a result of a decrease in interest rates as well as a perception by investors that the credit quality of the issuer has improved. Conversely, an increase in interest rates or a deterioration in credit quality can lead to a decline in the value of the fixed income security. In determining whether or not the Balanced Portfolio should invest in a particular debt security, the Advisor considers factors such as the price, coupon and yield to maturity; the credit quality of the issuer; the issuer's cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. The Advisor will also review the ratings, if any, assigned to the securities by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's") or other recognized rating agencies. The Balanced Portfolio may invest up to 70% of its total assets in debt securities, but it may not invest in debt securities that are not rated at least BBB by S&P or Baa by Moody's, or if unrated by S&P and Moody's are of comparable quality in the judgment of the Advisor. Securities rated Baa by Moody's are regarded as medium grade, but have speculative characteristics. Subsequent to its purchase, the rating of an issue of securities may be reduced below the current minimum rating required for its purchase or, in the case of an unrated issue, its credit quality may become equivalent to an issue rated below BBB or Baa. Neither event requires the sale of such an issue, but the Advisor will consider such an event in determining whether the Portfolio should continue to hold the obligation. See the Statement of Additional Information for a description of S&P and Moody's ratings.

     The Balanced Portfolio may also attempt to earn current income and reduce the variability of the net asset value of its shares by investing a portion of its assets in short-term investments. For more information about short-term investments, see "General -Short-Term Investments" below. In unusual circumstances, economic, monetary, technical and other factors may cause the Advisor to assume a temporary, defensive position during which all or a substantial portion of the Portfolio's assets may be invested in short-term instruments. The Balanced Portfolio also may invest part of its assets temporarily in short-term investments pending the investment of the proceeds of the sale of its shares or of its portfolio securities. The Balanced Portfolio may also invest up to 20% of its assets in foreign securities. See "General - Foreign Securities" below.

General

   Short-Term Investments. As noted above, at times the Growth Portfolio and the Balanced Portfolio may assume a temporary, defensive position and invest all or a part of their assets in short-term investments. The short-term investments that may be purchased by the Growth Portfolio and the Balanced Portfolio consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's, or have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Advisor. Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which a Portfolio purchases a security, and at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Portfolio holds the securities. The majority of these transactions run from day to day and not more than seven days from the original purchase. The Portfolio's risk is limited to the ability of the seller to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Advisor will also consider the creditworthiness of any bank or broker-dealer involved in repurchase agreements.

   U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

   In addition to the U.S. Government securities described above, the Balanced Portfolio may purchase "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates"; both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an "issuer" which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interest in the pool, thus, the payments to holders include varying amounts of principal and interest. Prepayment of the mortgages underlying these securities may result in a Portfolio's inability to reinvest the principal at comparable yields. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

   Another type of mortgage-backed security is the "collateralized mortgage obligation", which is similar to a conventional bond (in that it makes fixed interest payments and has an established maturity date) and is secured by groups of individual mortgages.

   Foreign Securities. Both the Growth Portfolio and the Balanced Portfolio may invest no more than 20% of their total assets in foreign securities. The Portfolios will only purchase foreign securities which are listed on a national securities exchange or included in the NASDAQ National Market System or which are represented by American Depositary Receipts listed on a national securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on foreign securities may be subject to foreign withholding taxes. There are also risks in investing in foreign securities. An investment may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information about foreign issuers. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

   When-Issued Securities. The Balanced Portfolio may purchase securities on a when-issued basis, for payment and delivery at a later date. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Balanced Portfolio's net asset value. During the period between purchase and settlement, no payment is made by the Balanced Portfolio and no interest accrues to the Balanced Portfolio. At the time of settlement, the market value of the security may be more or less than the purchase price. The Balanced Portfolio will limit its investments in when-issued securities to less than 5% of its total assets. When the

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     Balanced  Portfolio  purchases   securities  on  a  when-issued  basis,  it
maintains liquid assets in a segregated account with its Custodian. See the Statement of Additional In formation for more information.

   Options Transactions. The Balanced Portfolio may write (sell) covered call and cash secured put options, and it may purchase call and put options, on debt securities. The Balanced Portfolio will write options on its portfolio securities for the purpose of increasing its return or to protect the value of its portfolio. If the price of the underlying security moves adversely to the Portfolio's position, the option may be exercised, and the Portfolio will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium, if at all. The Balanced Portfolio may also write straddles, which are combinations of put and call options on the same security, and which may generate additional premium income, but may also present increased risk. The Balanced Portfolio may also purchase put or call options in anticipation of changes in interest rates that would adversely affect the value of its portfolio securities or the prices of securities the Portfolio wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and unless the price of the underlying security changes sufficiently, the option may expire without value to the Portfolio. The Portfolio's custodian or a securities depository holds securities in escrow for the Portfolio in connection with options transactions; see "Options Activities" in the Statement of Additional Information.

   Futures Contracts. Both Portfolios may buy and sell stock index futures contracts, and the Balanced Portfolio may buy and sell interest rate futures contracts. A Portfolio will enter into these transactions for bona fide hedging purposes, i.e., in order to hedge against changes in prices of a Portfolio's securities. No more than 25% of a Portfolio will be hedged.

     A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If the Advisor expected general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Portfolio's futures contract resulting from the increase in the index. On the other hand, if the Advisor expected general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Portfolio might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract. Transactions are covered by owning or having the right to acquire corresponding securities or by maintenance of a segregated account with its Custodian. See the Statement of Additional Information for more information.

   An interest rate futures contract is a similar agreement, except that it involves the delivery of the debt security underlying the agreement. In general, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). If the Advisor expected long-term interest rates to decline, it might enter into a futures contract for the purchase of long-term debt securities so that it could gain market exposure that might offset anticipated increases in the cost of debt securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. If the Advisor expected a rise in long-term interest rates, it might sell a futures contract on long-term debt securities similar to those held by the Balanced Portfolio. If rates did in fact increase and the value of the securities held by that Portfolio declined, the decrease would be offset in part by the increase in value of the futures contract.

   There is no assurance that it will be possible at any particular time to close a futures position. In the event that a Portfolio could not close a futures position and the value of the position declined, the Portfolio would be required to continue to make daily cash payments of maintenance margin. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.
                            INVESTMENT RESTRICTIONS
Both  Portfolios  and the Trust have  adopted  certain  investment restrictions, which are described fully in the Statement of Additional Information. One of these restrictions states that a Fund or a Portfolio may borrow money only from banks for temporary or emergency purposes in amounts not to exceed 10% of the Fund's or the Portfolio's assets, and that additional investments may not be made while any such borrowings are in excess of 5% of that Fund's or Portfolio's assets. Like the investment objective, certain of these restrictions are fundamental and may be changed only by a vote of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund or Portfolio.

   Each Portfolio may, as a fundamental policy and within limits, engage in short sales, but only those which are "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.

   It is an operating although not a fundamental policy of each Portfolio not to make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted; i.e., those which cannot freely be sold for legal reasons (other than those which meet the requirements of Securities Act Rule 144A); (ii) fixed time deposits subject to withdrawal penalties (other than deposits with a term of less than seven days); (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. The 10% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.
                                   MANAGEMENT
The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor and the Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust. The Trust does not have an investment adviser, since all of its assets are invested in either the Growth Portfolio or the Balanced Portfolio. For information regarding the Funds' and Portfolios' trustees and officers, see "Management" in the Statement of Additional Information.

The Advisor

     The Advisor to both the Growth Portfolio and the Balanced Portfolio is Provident Investment Counsel, Inc., 300 North Lake Avenue, Pasadena, California 91101-4106. Subject to the direction and control of the Trustees of the Growth Portfolio and the Balanced Portfolio, the investment committee of the Advisor formulates and implements an investment program for each Portfolio, including determining which securities should be bought and sold. The Advisor also provides certain of the officers of the Portfolios. For its services, the Advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average net assets of the Growth Portfolio and 0.60% of the average net assets of the Balanced Portfolio. The Advisor also receives a fee from the Trust, accrued daily and paid monthly, at the annual rate of 0.20% of the average net assets of each Fund, for certain administrative services it performs on behalf of the Funds.

   The agreements between the Advisor and the Portfolios permit the Advisor to allocate brokerage based on sales of shares of the Fund, but no such allocation has been made to date.

   The Advisor traces its origins to an investment partnership formed in 1951. On February 15, 1995, it became an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. At December 31, 1994, total assets under the Advisor's management were in excess of $14 billion.

The Administrator

   Pursuant to Administration Agreements, Investment Company Administration Corporation (the "Administrator") supervises the overall administration of the Trust and the Portfolios, including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Portfolios with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Portfolios, and supervision of other organizations that provide services to the Trust and the Portfolios. Certain officers of the Trust and the Portfolios are also provided by the Administrator. For the services it provides, the Administrator receives an annual fee from each Fund of $15,000 as well as a fee from each Portfolio at the annual rate of 0.10% of the average daily net assets of the Portfolio; all fees are accrued daily and paid monthly.

   The Trust and the Portfolios are responsible for paying legal and auditing fees, the fees and expenses of their custodian, accounting services and shareholder servicing agents, trustees' fees, the cost of communicating with shareholders and registration fees, as well as their other operating expenses. Although not required to do so, the Advisor has agreed to reimburse each Fund to the extent necessary so that expenses of the Growth Fund will not exceed 1.25% of the Fund's average net assets and expenses of the Balanced Fund will not exceed 1.05% of that Fund's average net assets. The Advisor will give shareholders at least thirty days notice of any decision to change this reimbursement policy.
                           HOW TO INVEST IN THE FUNDS
   The minimum initial investment in each Fund is $500,000, except that the Fund may waive the minimum for certain retirement and other employee benefit plans and for the Advisor's employees and clients and their affiliates. There is no minimum subsequent investment. The Trust reserves the right to reject any order. Cash investments may be made either by check or by wire. In addition, clients of the Advisor may tender payment in the form of securities, provided that any such securities are readily marketable, are consistent with the Fund's investment objective and are otherwise acceptable to the Advisor.

Investment by Check

   An investor may purchase shares by sending a check payable to PIC Investment Trust, together with an Application Form, to the Transfer Agent ("RSMC") at the following address:

      PIC Investment Trust
      c/o RSMC
      P.O. Box 8987
      Wilmington, DE 19899

   If the purchase is a subsequent investment, the shareholder should either include the stub from a confirmation form previously sent by the Transfer Agent or include a letter giving the shareholder's name and account number.

Investment by Wire

     An investor may purchase shares by wiring the amount to be invested to PIC Investment Trust. Investors should first call the Transfer Agent at (800) 618-7643. At that time, the Transfer Agent will request registration information and assign an account number. The wire should then be sent to the following address:
     RSMC
     c/o  Wilmington  Trust  Company
     Wilmington,   Delaware
     ABA  #0311-0009-2
     DDA #  2629-5386
     For  credit  to PIC  Investment  Trust
     [Name  of Institutional Fund]
     Further Credit to:  [Shareholder's name]
     [Shareholder's Fund account #]

   At the same time, if the wire represents an initial investment, the investor should mail an Application Form to the following address:

      PIC Investment Trust
      c/o RSMC
      P.O. Box 8987
      Wilmington, DE 19899

   If the wire represents a subsequent investment, the investor should call the agent at (800) 618-7643, giving the amount and date wired.

Retirement Plans

   Shares of the Funds may be purchased for all types of tax-deferred retirement plans. Forms for a prototype Individual Retirement Account are available from the Transfer Agent.

General

   First Fund Distributors, Inc., 4455 East Camelback Road, Phoenix, AZ 85018, is the principal underwriter for the Trust. Shares of the Funds will be purchased for the account of the investor at the net asset value next determined after receipt of the check, wire or information as to the amount of the securities being tendered.Checks are accepted subject to collection at full face

U.S. dollars on a U.S. bank. Certificates representing shares of the Funds are not normally issued but may be obtained by written request to the Transfer Agent.

Net Asset Value

   The net asset value of each Fund is determined as of the close of trading (currently 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading. The net asset value per share of each Fund is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The principal asset of each Fund will normally be shares of the underlying Portfolio, each share of which will be valued at its net asset value. Each Portfolio values its investments on the basis of the market value of its securities. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Portfolio. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees of the Portfolios determine that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.
                    HOW TO REDEEM AN INVESTMENT IN THE FUNDS
A shareholder wishing to redeem shares may do so at any time by writing to the Transfer Agent ("RSMC") at P.O. Box 8987, Wilmington, DE 19899, or by delivering instructions to RSMC at 1105 N. Market St., Wilmington, DE 19890. The redemption request should identify the Fund, specify the number of shares to be redeemed and be signed by all registered owners exactly as the account is registered, and it will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares specified will be redeemed at the net asset value next determined after receipt of the request.

Proper Form

   The signatures on any redemption instructions must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, which term includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A signature guarantee is not the same as notarization, and an acknowledgement by a notary public is not acceptable as a substitute for a signature guarantee. Redemption requests of corporate, partnership, trust, custodianship accounts and accounts under court jurisdiction require the following additional documentation to be in proper form:

   (a) Corporation

      (1) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (2) a corporate resolution.

   (b) Partnership

      (1) Signature guaranteed letter of instruction from a general partner, and
      (2) pertinent pages from the partnership agreement identifying the general partners or a certification for a partnership agreement.

   (c) Trust

      (1) Signature guaranteed letter of instruction from the trustee(s), and (2) if the trustee(s) are not listed on the account registration, a certified copy of the trust document.

   (d) Custodial (other than a retirement account)

      Signature guaranteed letter of instruction from the custodian.

   (e) Accounts under court jurisdiction

      Shareholders should check court documents and the laws in the state of residence.

   Shareholders who have any questions about a proposed redemption should call the Transfer Agent at (800) 618-7643.

 Telephone Redemption.

   Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at (800) 618-7643 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

   By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. Neither the Fund nor the Transfer Agent will be liable for any loss, expense, or cost arising out of any telephone redemption request, including any fraudulent or unauthorized requests that are reasonably believed to be genuine, provided that such procedures are followed. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity. Payments

   Payment for shares tendered will be made within seven days after receipt by the Trust of instructions and other documents, if any, in proper form. However, payment may be delayed under unusual circumstances, as specified in the Investment Company Act of 1940 or as determined by the Securities and Exchange Commission. Payment will be sent only to shareholders at the address of record.

Redemption of Small Accounts

   In order to reduce the Trust's expenses, the Board of Trustees is authorized to cause the redemption of all of the shares of any shareholder whose account has declined to a net asset value of less than $500, as a result of a transfer or redemption, at the net asset value determined as of the close of business on the business day preceding the sending of proceeds of such redemption. The Trust would give shareholders whose shares were being redeemed 60 days' prior written notice in which to purchase sufficient shares to avoid such redemption.
                            DIVIDENDS AND TAX STATUS
   The Growth Fund expects to pay income dividends annually, and the Balanced Fund expects to pay income dividends quarterly. Distributions from net realized short-term gains, if any, and distributions, if any, from the excess of net long-term capital gains over net short-term capital losses realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of its fiscal year. Dividends and distributions are paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions.

   Each Fund qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") during the fiscal period ended October 31, 1993 and intends to do so in the future. Each Fund is considered a separate entity for tax purposes and must qualify on a separate basis to be eligible for the favorable tax treatment accorded to regulated investment companies. Each Portfolio has been organized as a trust under the laws of the State of New York and will be treated as a partnership for tax purposes. Accordingly, each Fund must take into account its proportionate share of the assets held by the Portfolio for purposes of the diversification tests of the Code and its proportionate share of items of income of the Portfolio for the purpose of determining investment company taxable income and net capital gains.

   If qualified as a regulated investment company, a Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders, provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to shareholders even though paid in additional shares. Any net long-term capital gains distributed to shareholders who are subject to tax are taxable as such to shareholders, regardless of the amount of time a shareholder has owned his shares.

   For corporate shareholders of a Fund, dividends paid by the Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations.

   A Fund may be required to impose backup withholding at a rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder.
                             PERFORMANCE INFORMATION
   From time to time a Fund may quote its average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in a Fund of $1,000 at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

   A Fund also may refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the net asset value of Fund shares. Each Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that thirty day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

   In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year by year rates or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The investment return and principal value of an investment in a Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.
                               GENERAL INFORMATION
Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Trust was organized on December 11, 1991 as a Delaware business trust. It is an open-end management investment company. Its Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements.

   Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Portfolio will all be cast in the same proportion as the shares of the Fund for which voting instructions are received.

   Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

   The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

   McGladrey & Pullen, LLP has been selected as the independent accountants of the Trust. Provident National Bank acts as custodian of the Fund's assets, Provident Financial Processing Corporation acts as accounting services agent, and Rodney Square Management Corporation acts as shareholder servicing and dividend paying agent. Shareholder inquiries should be directed to the Fund at
(800) 576-8229.

   As of February 14, 1995, The Growth Fund was "controlled" by the Ernst & Young Deferred Benefit Retirement Plan, which owns 25.41% of its outstanding shares. See the Statement of Additional Information.

SMALL CAP PROSPECTUS

PIC Small Cap. Growth Fund (the "Small Cap. Fund" or the "Fund") is a mutual fund with an investment objective of providing long-term growth of capital. The Fund is a separate diversified portfolio of PIC Investment Trust (the "Trust"), an open-end management investment company. The Fund has its own investment objective, assets, liabilities and net assets. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's assets in the PIC Small Cap. Portfolio (the "Small Cap. Portfolio" or the "Portfolio") which has the same investment objective as the Fund. The Fund's investment experience will correspond directly to the investment experience of the Portfolio. Shares of the Fund are offered only to certain qualified retirement plans.


      This Prospectus sets forth concisely basic information that prospective investors should know before investing in the Fund. It should be read and retained for future reference. A Statement of Additional Information dated February 28, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. This Statement of Additional Information is available without charge upon written request to the Trust at 300 North Lake Avenue, Pasadena, California 91101-4106.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.









                The date of this Prospectus is February 28, 1996


                                TABLE OF CONTENTS
Fee Table   ..............................................................................................          2
Financial Hignhlights.....................................................................................          3
Structure of the Fund and the Portfolio...................................................................          4
Investment Objective and Policies.........................................................................          5
Investment Restrictions...................................................................................          7
Management  ..............................................................................................          8
      The Advisor.........................................................................................          8
      The Administrator...................................................................................          8
How To Invest in the Fund.................................................................................          9
How To Redeem an Investment in the Fund...................................................................         10
Dividends and Tax Status..................................................................................         10
Performance Information...................................................................................         10
General Information.......................................................................................         11

                                     Page 1


                                    FEE TABLE

The Trust imposes no sales load, exchange fee or redemption fee on the purchase or redemption of shares of the Fund. The table below summarizes expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses
(as a percentage of average net assets)

      Investment advisory fee paid by the Small Cap. Portfolio.........................................     0.80%
      Other expenses of the Small Cap. Portfolio.......................................................     0.20
                                                                                                            ----
            Total operating expenses of the Portfolio..................................................     1.00

      Expenses of the Small Cap. Fund, after expense reimbursement.....................................      -0-
                                                                                                             ---
            Total operating expenses of the Small Cap. Fund............................................     1.00%

                                                                                                            ====

Example

      A shareholder of the Small Cap. Fund would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of:

         One year.......................................................................          $10
         Three years....................................................................           32
         Five years.....................................................................           55
         Ten years......................................................................          122


      The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete description of the various costs and expenses, see "Management." The example assumes that the Advisor will limit the annual operating expenses of the Small Cap. Fund to 1.00%. (If the Advisor were not to do so, the total operating expenses would be estimated to be 1.34%.) The Example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. The Trustees expect that combined per share expenses of the Fund and the Small Cap. Portfolio will, at a minimum, be approximately equal to, and may be less than, the expenses that would be incurred by the Fund alone if, instead of investing in shares of the Portfolio, the Fund retained an investment manger and invested directly in the types of securities held by the Small Cap. Portfolio. These combined expenses are summarized in the fee table set forth above.

                         FINANCIAL HIGHLIGHTS



     The following financial highlights of PIC Small Cap. Growth Fund are derived from the financial statements for the period ended October 31, 1995 which are contained in the Annual Report to Shareholders of the Fund and are incorporated herein by reference. The financial information has been audited by McGladrey & Pullen LLP, Independent Certified Public Accountants, whose report thereon appears in the Annual Report to Shareholders. Further information about the Fund's performance is also contained in the Annual Report to Shareholders. Copies of the Annual Report may be obtained without charge by writing or calling the address or telephone number on the cover of this Prospectus.


                                                                     Year             Year      September 30, 1993*
                                                                     ended            ended           through
                                                               October 31, 1995 October 31, 1994 October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance                                     $12.90           $13.05            $12.83
      (for a share outstanding throughout the period)
Net asset value, beginning of period Income from investment operations:
            Net investment loss                                       (.07)            (.06)             (.01)
            Net realized and unrealized (loss) gain
                   on investments                                     5.86             (.09)              .23
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      5.79             (.15)              .22
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $18.69           $12.90            $13.05
====================================================================================================================================

Total return                                                         44.88%           (1.15%)+          19.50%+++

====================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (millions)                               $130.3            $84.3             $82.6
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
            Expenses                                                  1.00%            1.00%             1.00%++
            Net investment loss                                       (.51%)           (.49%)            (.79%)++


*Commencement of operations.

+Net of expense reimbursements.

**Includes  the Fund's  shares of expenses,  net of expense  reimbursements  and
waivers,   allocated   from  PIC   Small  Cap.   Portfolio.   If  the  expense
reimbursements and waivers, with respect to the Fund and PIC Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.34%,1.47% and 1.07%, respectively.

++Annualized.

                     STRUCTURE OF THE FUND AND THE PORTFOLIO
Unlike many other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all of its assets in the Small Cap. Portfolio. This Portfolio is a separate registered investment company with the same investment objectives as the Fund. Since the Small Cap. Fund will not invest in any securities other than shares of the Small Cap. Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objectives cannot be changed without shareholder approval.

      In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. Therefore, investors in the Fund should be aware that these differences may result in different returns experienced by investors in the various entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available from the Fund's Administrator at (800) 576-8229.

      The Trustees believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Small Cap. Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by that Fund alone.

      The Fund's investment in the Portfolio may be withdrawn by the Board of Trustees at any time if the Board determines that it is in the best interest of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accord with the investment policies of the Portfolio. The inability to find another such pooled entity or equivalent investment management could have a significant impact on the investments of the Fund's shareholders.

      Investors in the Fund should be aware that smaller entities investing in the Portfolio may be materially affected by the actions of larger entities investing in the Portfolio. For example, if a larger entity redeems the shares it owns in the Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. In addition, such a redemption could cause the Portfolio to become less diversified, resulting in increased risk. In addition, investors in the Portfolio holding larger positions than the Fund could have greater voting power and effective voting control over the operations of the Portfolio. Changes in the investment objectives, policies or restrictions of the Portfolio might cause the Fund to redeem its shares of the Portfolio, and such a redemption could result in a distribution in kind of portfolio securities held by the Portfolio, instead of cash. If securities were distributed to the Fund, and the Fund desired to convert the securities to cash, it would incur brokerage, tax or other charges in converting securities to cash. In addition, such a distribution in kind might result in a less diversified portfolio of investment for the Fund and adversely affect its liquidity. These possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from the fund. The absence of substantial experience with the structure of the Fund and Portfolio could result in accounting or other difficulties.

     Whenever the Fund is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Portfolio will all be cast in the same proportion as the shares of the Fund for which voting instructions are received. See "Investment Objective and Policies," "Investment Restrictions" and "Management" immediately following for more detailed information.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Small Cap. Fund is to provide capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Small Cap. Portfolio. The Small Cap. Portfolio is a separate, registered, diversified open-end management investment company having the same investment objective as the Small Cap. Fund. Because the investment characteristics of the Small Cap. Fund will correspond directly to those of the Small Cap. Portfolio, the following is a discussion of the various investments of and techniques employed by the Small Cap. Portfolio.

      The Small Cap. Portfolio will invest in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible debt securities and warrants. The Small Cap. Portfolio will invest at least 60% and under normal circumstances expects to invest at least 95% of its assets in such equity securities of small companies. In general, a "small company" is one which has a market capitalization or annual revenues of $250 million or less at the time of investment. In selecting investments for the Small Cap. Portfolio, Provident Investment Counsel, the Advisor to the Small Cap. Portfolio, will select equity securities of small companies which are currently experiencing an above-average rate of earnings growth. To the extent that the Small Cap. Portfolio does invest in small issuers, there is the risk that such securities will be less marketable or may be subject to greater fluctuations in price than the securities of larger issuers. Small companies often pay no dividends, and income is not a primary goal of the Small Cap. Portfolio.

      The Advisor supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. In unusual circumstances, economic, monetary, technical and other factors may cause the Advisor to assume a temporary, defensive position during which all or a substantial portion of the Portfolio's assets may be invested in short-term instruments. For more information about short-term investments, see "Short-Term Investments" below. The Small Cap. Portfolio also may invest part of its assets temporarily in short-term investments pending the investment of the proceeds of the sale of its shares or of its portfolio securities. The Small Cap. Portfolio also may invest up to 20% of its assets in foreign equity securities. See "Foreign Securities" below.

Short-Term Investments

      As noted above, at times the Small Cap. Portfolio may assume a temporary, defensive position and invest all or a part of its assets in short-term investments. The short-term investments that may be purchased by the Small Cap. Portfolio consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation
("S&P") or Prime-1 by Moody's Investors Service ("Moody's"), or have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Advisor. Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which the Portfolio purchases a security, and at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Portfolio holds the securities. The majority of these transactions run from day to day and not more than seven days from the original purchase. The Portfolio's risk is limited to the ability of the seller to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. However, in the opinion of the Advisor, these risks are not material, since the securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Advisor will also consider the creditworthiness of any bank or broker-dealer involved in repurchase agreements.

U.S. Government Securities

      U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Foreign Securities

      The Small Cap. Portfolio may invest no more than 20% of its total assets in foreign securities. The Portfolio will only purchase foreign securities which are listed on a national securities exchange or included in the NASDAQ National Market System or which are represented by American Depositary Receipts listed on a national securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on foreign securities may be subject to foreign withholding taxes. There are also risks in investing in foreign securities. An investment may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information about foreign issuers. In addition, investments in foreign issuers are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Options Transactions

      The Small Cap. Portfolio may write (sell) covered cash and cash secured put options, and it may purchase call and put options on stocks and stock indices. The Small Cap. Portfolio will write options on its portfolio securities for the purpose of increasing its return or to protect the value of its portfolio. If the price of the underlying security moves adversely to the Portfolio's position, the option may be exercised, and the Portfolio will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium, if at all. The Small Cap. Portfolio also may write straddles, which are combinations of put and call options on the same security, and which may generate additional income, but may also present increased risk. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and unless the price of the underlying security changes sufficiently, the option may expire without value to the Portfolio. The Portfolio's custodian or a securities depository holds securities in escrow for the Portfolio in connection with options transactions. See the Statement of Additional Information.

Futures

     The Small Cap. Portfolio may buy and sell stock index futures contracts. The Small Cap. Portfolio will enter into these transactions for bona fide hedging purposes, i.e., in order to hedge against changes in prices of the Portfolio's securities. No more than 25% of the Portfolio will be hedged.

      A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If the Advisor expected general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Portfolio's futures contract resulting from the increase in the index. On the other hand, if the Advisor expected general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Portfolio might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract.

      There is no assurance that it will be possible at any particular time to close a futures position. In the event that the Portfolio could not close a futures position and the value of the position declined, the Portfolio would be required to continue to make daily cash payments of maintenance margin. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

Portfolio Turnover

      The annual rate of portfolio turnover of the Small Cap. Portfolio is anticipated to be less than 100%; however, under certain market conditions, the Portfolio may experience a higher rate of portfolio turnover. High portfolio turnover involves greater brokerage commissions and other transaction costs.

                             INVESTMENT RESTRICTIONS

      The Portfolio and the Trust have adopted certain investment restrictions, which are described fully in the Statement of Additional Information. One of these restrictions states that the Fund or the Portfolio may borrow money only from banks for temporary or emergency purposes in amounts not to exceed 10% of the Fund's or the Portfolio's assets, and that additional investments may not be made while any such borrowings are in excess of 5% of the Fund's or Portfolio's assets. Like the investment objective, these restrictions are fundamental and may be changed only by a vote of a "majority" (as defined in the Investment Company Act of 1940) of the outstanding voting securities of the Fund or Portfolio.
      The Portfolio may, as a fundamental policy and within limits, engage in short sales, but only those which are "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.

      It is a position of the Securities and Exchange Commission (and an operating although not a fundamental policy of the Fund or Portfolio) that open-end investment companies such as the Fund or Portfolio should not make certain illiquid investments if thereafter more than 15% of the value of their net assets would be so invested. The investments included in this 15% limit are
(i) those which are restricted; i.e., those which cannot freely be sold for legal reasons (other than those which meet the requirements of Securities Act Rule 144A); (ii) fixed time deposits subject to withdrawal penalties (other than deposits with a term of less than seven days); (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.

                                   MANAGEMENT

      The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor and the Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust. The Trust does not have an investment adviser, since all of its assets are invested in the Small Cap. Portfolio.

The Advisor


      The Advisor to the Small Cap. Portfolio is Provident Investment Counsel, Inc., 300 North Lake Avenue, Pasadena, California 91101-4106. Subject to the direction and control of the Trustees of the Small Cap. Portfolio, the investment committee of the Advisor formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold. The Advisor also provides certain of the officers of the Portfolio. For its services, the Advisor receives a fee from the Portfolio, accrued daily and paid monthly, at the annual rate of 0.80% of the average net assets of the Portfolio. The Advisor also receives a fee from the Trust, accrued daily and paid monthly, at the annual rate of 0.20% of the average net assets of the Small Cap. Fund, for certain administrative services it performs on behalf of the Fund. The Advisor did not receive a fee from the Fund and paid all of the Fund's operating expenses. The agreement between the Portfolio and the Advisor permits the Advisor to allocate brokerage based on sales of the Fund, but no such allocation has been made to date.

      The Advisor is a corporation that traces its origins to an investment partnership formed in 1951. On February 15, 1995, it became an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. At December 31, 1995, total assets under the Advisor's management were in excess of $17 billion.


The Administrator

      Pursuant to an Administration Agreement, Investment Company Administration Corporation (the "Administrator") supervises the overall administration of the Trust and the Portfolio, including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Portfolio with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Portfolio, and supervision of other organizations that provide services to the Trust and the Portfolio. Certain officers of the Trust and the Portfolio are also provided by the Administrator. For the services it provides, the Administrator receives an annual fee from the Fund in the amount of $10,000 as well as a fee from the Portfolio at the annual rate of 0.10% of the average daily net assets of the Portfolio; all fees are accrued daily and paid monthly.

The Trust and the Portfolio are responsible for paying legal and auditing fees, the fees and expenses of their custodian, accounting services and shareholder servicing agents, trustees' fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses. Although not required to do so, the Advisor has agreed to reimburse the Fund to the extent necessary so that expenses of the Fund will not exceed 1.00% of its average net assets. The Advisor will give shareholders thirty days notice of any decision to change this reimbursement policy.

                            HOW TO INVEST IN THE FUND

      There is no minimum initial or subsequent investment in the Fund, shares of which are offered only to certain qualified retirement plans. The Trust reserves the right to determine whether or not a retirement plan is eligible to invest in the Fund.

      Prior to making an initial purchase of shares of the Fund, the administrator or trustee of the retirement plan should call the Transfer Agent ("RSMC") at (800) 618-7643, in order to determine if the plan qualifies for investment in the Fund and, if so, to obtain an account number. The plan may then purchase shares of the Fund by wiring the amount to be invested to PIC Small Cap. Fund at the following address:

            RSMC, c/o Wilmington Trust Company, Wilmington Delaware ABA # 0311-0009-2
            DDA # 2629-5386
            For credit to PIC Small Cap. Fund
            Account of [name of retirement plan]

      At the same time, if the wire represents an initial investment, the investor should mail an application form to RSMC at the following address:

            PIC Small Cap. Fund
            P.O. Box 8987
            Wilmington, DE 19899

      Subsequent investments may be made by wiring funds to the custodian bank at the above address.

      First Fund Distributors, Inc., 4455 East Camelback Road,Suite 261E, Phoenix, AZ 85018, is the principal underwriter for the Trust. Shares of the Fund will be purchased for the account of the investor at the net asset value next determined after receipt of the wire. Certificates representing shares of the Fund are not normally issued but may be obtained by written request to the Transfer Agent.

      The net asset value of the Fund is determined as of the close of trading (currently 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading. The net asset value per share of the Fund is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding.

      The principal asset of the Fund will normally be shares of the underlying Portfolio, each share of which will be valued at its net asset value. The Portfolio values its investments on the basis of the market value of the securities. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Portfolio. The fair value of debt securities with remaining maturities of 60 days or less is normally their amortized cost value, if so determined by the Board of Trustees of the Portfolio, unless conditions indicate otherwise. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on their ex-dividend date.

                    HOW TO REDEEM AN INVESTMENT IN THE FUND

At the time an account is opened for a retirement plan, persons who are authorized to give instructions to the Fund on behalf of the plan will be identified. Shares of the Fund will subsequently be redeemed upon receipt by the Fund's Transfer Agent of written instructions signed by such an authorized person. Written instructions may be mailed to the Transfer Agent at P.O. Box 8987, Wilmington, DE 19899, or delivered to the Transfer Agent at 1105 N. Market St., 3rd Floor, Wilmington, DE 19890 or sent by facsimile transmission to (302) 427-4511. The redemption request should identify the Fund and specify the number of shares to be redeemed. Plans that invest in the Fund should arrange with the Administrator and the Transfer Agent to maintain a current list of persons authorized to give instructions to the Fund. The shares specified will be redeemed at the net asset value next determined after receipt of the request.

      Payment for shares redeemed will be made within seven days after receipt by the Trust of instructions. However, payment may be delayed under unusual circumstances, as specified in the Investment Company Act of 1940 or as determined by the Securities and Exchange Commission. Payment will be sent only to shareholders at the address of record.

                            DIVIDENDS AND TAX STATUS

      The Small Cap. Fund expects to pay income dividends annually. Distributions from net realized short-term gains, if any, and distributions, if any, from the excess of net long-term capital gains over net short-term capital losses realized through October 31st of each year and not previously paid out will be paid out after that date; the Fund may also pay supplemental distributions after the end of its fiscal year. Dividends and distributions are paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Fund, payment in cash. The Fund will notify each shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions.


      The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). The Fund is considered a separate entity for tax purposes and must qualify on a separate basis under the Code to be eligible for the favorable tax treatment accorded to regulated investment companies.


      The Small Cap. Portfolio has been organized as a trust under the laws of the State of New York and will be treated as a partnership for tax purposes. Accordingly, the Fund must take into account its proportionate share of the assets held by the Portfolio for the purposes of the diversification tests of the Code and its proportionate share of items of income of the Portfolio for the purpose of determining investment company taxable income and net capital gains. If qualified as a regulated investment company, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders, provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to shareholders even though paid in additional shares. Any net long-term capital gains distributed to shareholders who are subject to tax are taxable as such to the shareholders, regardless of the length of time a shareholder has owned its shares.

                             PERFORMANCE INFORMATION

     From time to time the Fund may quote its average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in the Fund of $1000 at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

      The Fund also may refer in advertising and promotional materials to its yield. The Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the net asset value of Fund shares. The Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that thirty day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, the Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

      In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year by year rates or any combination thereof.

      All  data  included  in  performance   advertisements  will  reflect  past
performance and will not necessarily be indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                               GENERAL INFORMATION

      The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Trust was organized on December 11, 1991 as a Delaware business trust. It is a diversified, open-end management investment company. Its Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

      The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Investment Company Act of 1940 provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

      The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

      McGladrey & Pullen has been selected as the independent accountants of the Trust. Provident National Bank acts as custodian of the Fund's assets, Provident Financial Processing Corporation acts as accounting services agent and Rodney Square Management Corporation acts as shareholder servicing and dividend paying agent. Shareholder inquiries should be directed to the Trust.


     As of December 31, 1995 all of the shares were owned by Dow Chemical Salaried and Hourly Employee Savings Plans.

                              PIC INVESTMENT TRUST

                       Statement of Additional Information

                             Dated February 28, 1996


This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the applicable prospectus of PIC Investment Trust (the "Trust"). The Trust consists of three separate series: the PIC Institutional Growth Fund and PIC Institutional Balanced Fund, which share a common prospectus, and the PIC Small Cap. Growth Fund, which has a separate prospectus. The PIC Institutional Growth Fund (the "Growth Fund") invests in the PIC Growth Portfolio; the PIC Institutional Balanced Fund (the "Balanced Fund") invests in the PIC Balanced Portfolio; the PIC Small Cap. Growth Fund (the "Small Cap. Fund") invests in the PIC Small Cap. Portfolio. (In this Statement of Additional Information, the Growth Fund, the Balanced Fund and the Small Cap. Fund may be referred to as the "Funds", and the PIC Growth Portfolio, PIC Balanced Portfolio and PIC Small Cap. Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.


                                TABLE OF CONTENTS


                                                                                        Cross-reference
                                                                                        to
                                                                                        page
                                                                                        in
                                                                                        in
                                                                                        the
                                                                                        prospectus
                                                                                        of
                                                                                        the
                                                                                        PIC:

                                                                                 Institutional       Small Cap.
                                                                      Page          Funds                Fund
     Investment Objective and Policies...........................     B-2            6                   5
           The Growth Fund ......................................     B-2            6
           The Balanced Fund.....................................     B-2            6
           The Small Cap. Fund...................................     B-2                                5
           Investment Restrictions...............................     B-2           10                   7
           Repurchase Agreements.................................     B-3            7                   5
           Options Activities....................................     B-4            9                   6
           Futures Contracts.....................................     B-5            9                   7
           Foreign Securities....................................     B-5            8                   6
           Forward Foreign Currency
               Exchange Contracts................................     B-6
           Segregated Accounts...................................     B-7            9
           Debt Securities and
               Ratings...........................................     B-7            7
     Management..................................................     B-7           10                   8
     Portfolio Transactions and
           Brokerage.............................................    B-10           10                   8
     Net Asset Value.............................................    B-11           12                  10
     Taxation  ..................................................    B-11           13                  10
     Dividends and Distributions.................................    B-12           13                  10
     Performance Information.....................................    B-12           14                  11
     General Information.........................................    B-13           14                  12
     Financial Statements........................................    B-15            3                   3
     Appendix  ..................................................    B-15


                                    Page B-1

                       INVESTMENT OBJECTIVES AND POLICIES
The Growth Fund
      The investment objective of the Growth Fund is to provide long-term growth of capital. There is no assurance that the Growth Fund will achieve its objective. The Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Fund and the Growth Portfolio. Because the investment characteristics of the Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.


The Balanced Fund
      The investment objective of the Balanced Fund is to provide high total return while reducing risk. There is no assurance that the Balanced Fund will achieve its objective. The Balanced Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a diversified open-end management investment company having the same investment objective as the Balanced Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Balanced Fund and the Balanced Portfolio. Because the investment characteristics of the Balanced Fund will correspond directly to those of the Balanced Portfolio, the discussion refers to those investments and techniques employed by the Balanced Portfolio.

The Small Cap. Fund
     The investment objective of the Small Cap. Fund is to provide capital appreciation. There is no assurance that the Small Cap. Fund will achieve its objective. The Small Cap. Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap. Portfolio (the "Small Cap. Portfolio"). The Small Cap. Portfolio is a diversified open-end management investment company having the same investment objective as the Small Cap. Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Small Cap. Fund and the Small Cap. Portfolio. Because the investment characteristics of the Small Cap. Fund will correspond directly to those of the Small Cap. Portfolio, the discussion refers to those investments and techniques employed by the Small Cap. Portfolio.


Investment  Restrictions

     The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio.

As a matter of fundamental  policy,  the Portfolios are diversified;
i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

In addition, no Fund or Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position, except for short sales against the box;

                                    Page B-2

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that the Balanced Portfolio may write covered call and cash secured put options on debt securities, and the Small Cap. Portfolio may write covered cash and cash secured put options and purchase call and put options on stocks and stock indices;

     5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that any Portfolio may purchase and sell stock index futures contracts and the Balanced Portfolio may purchase and sell interest rate futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.


      The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

      No Portfolio may:

      1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class);

      2. Invest in securities of any issuer if, to the knowledge of the Portfolio, any officer or Trustee of the Portfolio or any officer or Director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

      3. Invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange).

      4. Invest in any security if as a result the Portfolio would have more than 5% of its total assets invested in securities of companies which together with any predecessor have been in continuous operation for fewer than three years.

      5. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law.

      6. Invest more 5% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Repurchase Agreements

                                    Page B-3

      Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

      Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

      The Balanced Portfolio may write (i.e., sell) call options ("calls") on debt securities, and the Small Cap. Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Balanced or Small Cap. Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

      The Balanced Portfolio and the Small Cap. Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

      The Balanced Portfolio and the Small Cap. Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

      A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

      In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

                                    Page B-4

Futures Contracts

      The Balanced Portfolio may buy and sell interest rate futures contracts, and all Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if the Balanced Portfolio held long-term U.S. Government securities and the Advisor anticipated a rise in long-term interest rates, the Balanced Portfolio could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Balanced Portfolio's portfolio securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing net asset value from declining as much as it otherwise would have. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Advisor expected long-term interest rates to decline, the Balanced Portfolio might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that might offset anticipated increases in the cost of securities it intended to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

      A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

      There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on debt securities or stock indexes.

      In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

      The Growth and Balanced Portfolios may invest in securities of foreign issuers in foreign markets as stated in their prospectuses. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), European

                                    Page B-5

Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer that the holder of a sponsored ADR.

Forward Foreign Currency Exchange Contracts

      The Portfolios may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

      At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

      The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

                                    Page B-6

Segregated Accounts

      When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, cash, U.S. Government securities or other liquid high-quality debt securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, cash, U.S. Government securities or other liquid high-quality debt securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account. Debt Securities and Ratings

      Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent.
Likewise, the Growth Portfolio, the Balanced Portfolio and the Small Cap. Portfolio each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

           The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Jettie M. Edwards (age 51), Trustee          Consulting principal of
1525 Willina Lane                            Syrus Associates (consulting firm)
Santa Barbara, CA 93108


Bernard J. Johnson (age 71), Trustee         Retired; formerly Chairman Emeritus
                                             of the Advisor
300 North Lake Avenue
Pasadena, CA 91101


Jeffrey D. Lovell (age 43), Trustee          Principal, President and co-founder
317 Rosecrans Avenue                         of Putnam, Lovell & Thornton, Inc.
Manhattan Beach, CA 90266                    (investment bankers)

Jeffrey J. Miller (age 45), President        Managing Director and Secretary of the Advisor;
      and Trustee*                           President and Trustee of each of the Portfolios
300 North Lake Avenue
Pasadena, CA 91101
                                    Page B-7

Wayne H. Smith (age 54), Trustee             Vice President and Treasurer of Avery Dennison
150 N. Orange Grove Blvd.                    Corporation (office products manufacturer)
Pasadena, CA  91103

Thad M. Brown (age 45), Vice                 Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

The Trustees and officers of each of the Portfolios, their business address and their occupations during the past five years are:

Richard N. Frank (age 73), Trustee           Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                        Restaurants, Inc.; formerly Chairman
Pasadena, CA  91101                          of Lawry's Foods, Inc.

Bernard J. Johnson (age 71),                 Retired; formerly Chairman Emeritus of the Advisor
      Trustee Emeritus
300 North Lake Avenue
Pasadena, CA  91101

James Clayburn LaForce (age 67),           Dean Emeritus, John E. Anderson Graduate School of
     Trustee                               Management, University of California, Los Angeles.
P.O. Box 1585                              Director of The BlackRock Funds. Trustee of Payden & Rygel   Investment Trust. Director
Pauma Valley, CA 92061                     of the Timken Co., Rockwell International, Eli Lilly, Jacobs Engineering Group and
                                           Imperial Credit Industries.

Jeffrey J. Miller (age 45), President      Managing Director and Secretary of the Advisor
     and Trustee*
300 North Lake Avenue
Pasadena, CA  91101

Angelo R. Mozilo (age 57), Trustee         Vice Chairman and Executive Vice President
155 N. Lake Avenue                         of Countrywide Credit Industries (mortgage
Pasadena, CA  91101                        banking)

Thad M. Brown (age 45), Vice               Senior Vice President and Chief Financial Officer
     President, Secretary and              of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101
---------------------------------

* denotes Trustees who are "interested persons" of the Trust or Portfolios under the 1940 Act.


                                    Page B-8

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                  Name of Trustee                             Total Compensation
                  Jettie M. Edwards                                  $12,000 1
                  Bernard J. Johnson                                  12,000 1
                  Jeffrey D. Lovell                                   12,000 1
                  Wayne H. Smith                                      12,000 1
                  Richard N. Frank                                    11,000 2
                  Bernard J. Johnson                                   9,000 2
                  James Clayburn La Force                             12,000 2
                  Angelo R. Mozilo                                    12,000 2

                  1 Compensation was paid by the Registrant
                  2 Compensation was paid by three other registered investment companies in the "Fund        Complex."


The Advisor

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.
         The  following  information  is  provided  about  the  Advisor  and the
Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to three Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.


         During the three fiscal years ended October 31, 1995, 1994, and 1993, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Balanced Portfolio, $77,098, $49,498 and $21,579, respectively; from the Growth Portfolio, $1,536,297, $1,277,324 amd $787,380, respectively; from the Small Cap. Portfolio, $771,499, $640,123 and $56,885, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Balanced Portfolio to 0.80% of average net assets, and the expenses of the Growth and Small Cap. Portfolios to 1.00% of average net assets. As a result, the Advisor paid expenses of the Balanced Portfolio that exceeded these expense limits in the amounts for $100,695, $95,785 and $169,875 during the fiscal years ended October 31, 1995, 1994 and 1993, respectively. The Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts for $21,828, $12,479 and $86,475 during the fiscal years ended October 31, 1995, 1994 and 1993, respectively. The Advisor paid expenses of the Small Cap. Portfolio that exceeded these expense limits in the amounts of $66,713, $83,418 and $7,765 during the fiscal years ended October 31, 1995, 1994 and 1993, respectively.


                                    Page B-9

         Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).


         The Advisor also provided certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the three fiscal years ended October 31, 1995, 1994 and 1993, the Advisor earned fees pursuant to the Administration Agreements as follows: from the Institutional Balanced Fund, $25,721, $16,534 and $7,273, respectively; from the Institutional Growth Fund, $219,070, $171,287 and $76,714, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Insitutional Balanced Fund to 1.05% of average net assets, and the expenses of the Institutional Growth Fund to 1.25% of average net assets. As a result, the Advisor paid expenses of the Balanced Fund that exceeded these expense limits in the amounts of $63,727, $54,837 and $91,735 during the fiscal years ended October 31, 1995, 1994 and 1993, respectively. The Advisor paid expenses of the Growth Fund that exceeded these expense limits in the amounts of $56,326, $119,273 and $100,455 during the fiscal years ended October 31, 1995, 1994 and 1993, respectively. The Advisor agreed to limit the expenses of the Small Cap. Growth Fund to 1.00% of the average net assets of each Fund. As a result, the Advisor did not receive a fee, pursuant to the Administration Agreements, for its services to that Fund. It paid expenses of the Small Cap. Growth that exceeded the expense limit in the amounts of $67,300, $136,865, 296,973 and $7,000 during the fiscal years ended October 31, 1995, 1994 and 1993, respectively.

         During each of the fiscal years ended October 31, 1995, 1994 and 1993, the Balanced Fund and the Growth Fund each paid the Administrator fees in the amount of $15,000. During each of the fiscal years ended October 31, 1995 and 1994, the Small Cap. Growth Fund paid the Administrator fees in the amount of of $10,000.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor.


         The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the


                                    Page B-10
services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1995, 1994 and 1993, the amount of brokerage commissions paid by the PIC Balanced Portfolio were $19,998, $11,505 and $3,607, respectively, and by the PIC Growth Portfolio, $243,060, $277,095 and $147,728, respectively. During the fiscal years ended October 31, 1995, 1994 and 1993, the brokerage commissions paid by the PIC Small Cap. Portfolio were $59,282, $75,749 and $7,573, respectively.


         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.

         The debt securities which will be a major component of the Balanced Portfolio's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


                                 NET ASSET VALUE

         The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of Interests in the Portfolio outstanding at such time.

                                    TAXATION

         The Funds will each be taxed as separate entities under the Internal Revenue Code, and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must

                                    Page B-11
be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of each Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS
         Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION
Total Return
         Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:
         P(1 + T)n = ERV
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.
         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield
         Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                                    Page B-12

         YIELD =  2 [(a-b + 1)6  - 1]
                           cd
where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totalling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                               GENERAL INFORMATION
         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created seven series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.


         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                                    Page B-13

         The Trust's custodian, Provident National Bank, is responsible for holding the Funds' assets, and Provident Financial Processing Corporation acts as the Trust's accounting services agent. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Balanced Fund as of January 31, 1996:

         Vinod Gupta Revocable Trust
         P O Box 27347
         Omaha, NE  68127 -- 5.32%

         Wells Fargo Bank Trustee
         For the Hubert Langlois Trust
         201 3rd Street
         San Francisco, CA  94163 -- 5.23%

         Gilbert Papazian IRA
         1445 S. Down Road
         Hillsborough, CA  94163 -- 13.11%

         Gilbert and Margaret Papazian Trust
         1445 S. Down Road
         Hillsborough, CA  94163 -- 7.30%

         Oregon School of Arts & Crafts Foundation
         8245 S.W. Barnes Road
         Portland, OR  97225 -- 12.50%

         Sanwa Bank Ttee Wintson Trust
         P O Box 60078
         Los Angeles, CA  90060 -- 8.59%

         Rita Moya Trustee for
         National Health Foundation, Inc.
         201 N. Figueroa
         Los Angeles, CA 90012 -- 23.20%

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Institutional Growth Fund as of February 14, 1995:

         Ernst & Young Defined Benefit Retirement Plan
         c/o U. S. Trust Co. of NY
         770 Broadway
         New York, NY 10003 -- 24.27%

         Ripon College
         P O Box 248
         Ripon, WI 54971 -- 5.84%

         Trussal & Co.
         C/O NBD Bank
         PO Box 771072
         Detroit, MI 48277 -- 5.10%

         Drury College
         900 N. Benton
         Springfield, MO 65802 -- 5.79%

     As of January 31, 1996, all of the outstanding shares of the Small Cap. Fund were owned by the Dow Chemical Salaried and Hourly Employee Savings Plans, 34 Exchange Place, Jersey City, NJ 07302. Shares of any of the Funds owned by the Trustees and officers as a group were less than 1%.

                          Page B-14

                              FINANCIAL STATEMENTS

         The annual reports to shareholders for the Funds for the fiscal year ended October 31, 1995 are separate documents supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                                    APPENDIX
                             Description of Ratings
Moody's Investors Service, Inc.: Corporate Bond Ratings
         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                   Page B-15

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings
         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                    Page B-16

                                                                PART C
                                                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
         (a)      Financial Statements:

         The following financial statements are included in Part A of this Post-Effective Amendment:


         PIC Institutional Balanced Fund --
                  Financial Highlights
         PIC Institutional Growth Fund --
                  Financial Highlights
         PIC Small Cap. Growth Fund --
                  Financial Highlights

         The following financial statements are incorporated into Part B of this Post-Effective Amendment by reference to the Annual Report to Shareholders for the fiscal year ended October 31, 1995:

         PIC Institutional Balanced Fund --
                  Statement of Assets and Liabilities, October 31, 1995 Statement of Operations, Year Ended October 31, 1995 Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditor's Report
         PIC Balanced Portfolio--
                  Statement of Net Assets, October 31, 1995
                  Statement of Operations, Year Ended October 31, 1995 Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditor's Report
         PIC Institutional Growth Fund --
                  Statement of Assets and Liabilities, October 31, 1995 Statement of Operations, Year Ended October 31, 1995 Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditor's Report
         PIC Growth Portfolio--
                  Statement of Net Assets, October 31, 1995
                  Statement of Operations, Year Ended October 31, 1995 Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditor's Report
         PIC Small Cap. Growth Fund --
                  Statement of Assets and Liabilities, October 31, 1995 Statement of Operations, Year Ended October 31, 1995 Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditor's Report
         PIC Small Cap. Portfolio--
                  Statement of Net Assets, October 31, 1995
                  Statement of Operations, Year Ended October 31, 1995 Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditors Report


         (b)      Exhibits:
                  (1)      (i) Declaration of Trust1
                           (ii) Certificate of Amendment2
                  (2)      By-Laws1
                  (3)      Not applicable
                  (4)      Specimen stock certificate5
                  (5)      Not applicable
                  (6)      Distribution Agreement2
                  (7)      Not applicable
                  (8)      Custodian Agreement2
                  (9)      (i) Administration Agreement with Investment Company
                                   Administration Corporation1
                           (ii) Administration Agreement with Provident
                                   Investment Counsel2
                  (10)     Opinion and consent of counsel3
                  (11)     Consent of McGladrey & Pullen
                  (12)     Not applicable
                  (13)     Investment letter3
                  (14)     Individual Retirement Account forms4
                  (15)     Not applicable
                  (16)     Not applicable
         1 Previously filed with the Registration Statement on Form N-1A of PIC Investment Trust (formerly PIC Institutional Trust), File No 33-44579, on December 16, 1991, and incorporated herein by reference.

         2 Previously filed with Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A of PIC Investment Trust,
File No 33-44579, on April 16, 1992 and incorporated herein by reference.
         3 Previously filed with Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A of PIC Investment Trust,
File No 33-44579, on June 4, 1992 and incorporated herein by reference.
         4 Previously filed with Post-effective Amendment No. 1 to the Registration Statement on Form N-1A of PIC Investment Trust,
File No 33-44579, on April 7, 1993 and incorporated herein by reference.
         5 To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.
         As of February  28,  1996,  Registrant  owned 99.9% of the  outstanding
Interests in PIC Growth Portfolio, PIC Balanced Portfolio and PIC Small Cap. Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.


Item 26.  Number of Holders of Securities.
         As of January 31, 1996, the PIC Institutional Growth Fund had 354 shareholders; the PIC Institutional Balanced Fund had 72 shareholders; the PIC Small Cap. Growth Fund had two shareholders.


Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:
         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust(as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

Item 28.  Business and Other Connections of Investment Adviser.

         Not applicable.


Item 29.  Principal Underwriters.

     (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies: Guiness Flight Investment Funds, Inc.; Jurika & Voyles Mutual Funds; Hotchkis and Wiley Funds; Professionally Managed Portfolios; Rainier Investment Management Mutual Funds; RNC Liquid Assets Fund, Inc.


         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:
                                Position and Offices               Position and
Name and Principal                 with Principal                  Offices with
Business Address                     Underwriter                     Registrant
Robert H. Wadsworth                  President                        Assistant
4455 E. Camelback Road              and Treasurer                     Secretary
Suite 261E
Phoenix, AZ  85018


Eric M. Banhazl                    Vice President                      Assistant
2025 E. Financial Wa                                                   Treasurer
Glendora, CA 91741


Steven J. Paggioli                 Vice President &                    Assistant
479 West 22nd Street                  Secretary                        Secretary
New York, New York 10011

         (c)  Not applicable.

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 28th day of February, 1996.

                               PIC INVESTMENT TRUST

                               Jeffrey J. Miller*
                                                      By
                                                      Jeffrey J. Miller
                                                      President

         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 28, 1996.


Jeffrey J. Miller*
                                                              President and
Jeffrey J. Miller                                    Trustee


                                                              Trustee
Jettie M. Edwards

Bernard J. Johnson*
                                                              Trustee
Bernard J. Johnson

Jeffrey D. Lovell*
                                                              Trustee
Jeffrey D. Lovell

Wayne H. Smith
                                                              Trustee
Wayne H. Smith

Thad M. Brown
                                                      Treasurer and Principal
Thad M. Brown                                        Financial and Accounting
                                                              Officer
*    Robert H. Wadsworth
By: Robert H. Wadsworth
       Attorney-in-fact

                                                              SIGNATURES

         PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 28th day of February, 1996.
                                PIC GROWTH PORTFOLIO
                                Jeffrey J. Miller
                                                 By                           *
                                                Jeffrey J. Miller
                                                President

         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 28, 1996.

         Signature                                            Title


Jeffrey J. Miller*
                                                     President and Trustee
Jeffrey J. Miller                           of PIC Growth Portfolio


Richard N. Frank*                           Trustee of PIC Growth Portfolio
Richard N. Frank


James Clayburn LaForce*
                                               Trustee of PIC Growth Portfolio
James Clayburn LaForce


Angelo R. Mozilo
                        *                       Trustee of PIC Growth Portfolio
Angelo R. Mozilo


Thad M. Brown
                                Treasurer and Principal Financial and Accounting
Thad M. Brown                               Officer of PIC Growth Portfolio

*    Robert H. Wadsworth
By: Robert H. Wadsworth
       Attorney-in-fact

                                   SIGNATURES

         PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 28th day of February, 1996.
                                   PIC BALANCED PORTFOLIO


                                   Jeffrey J. Miller*
                                                       By
                                                       Jeffrey J. Miller
                                                       President
         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 28, 1996.

         Signature                                            Title

Jeffrey J. Miller
                      *                              President and Trustee
Jeffrey J. Miller                           of PIC Balanced Portfolio



Richard N. Frank*
                                              Trustee of PIC Balanced Portfolio
Richard N. Frank


James Clayburn LaForce
                                  *           Trustee of PIC Balanced Portfolio
James Clayburn LaForce


Angelo R. Mozilo*                           Trustee of PIC Balanced Portfolio
Angelo R. Mozilo


Thad M. Brown
                               Treasurer and Principal Financial and Accounting
Thad M. Brown                               Officer of PIC Balanced Portfolio


*    Robert H. Wadsworth
By: Robert H. Wadsworth
       Attorney-in-fact

                                   SIGNATURES

         PIC Small Cap. Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 28th day of February, 1996.
                            PIC SMALL CAP. PORTFOLIO
                              Jeffrey J. Miller
                                              By                            *
                                              Jeffrey J. Miller
                                              President
         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 28, 1996.

         Signature                                            Title


Jeffrey J. Miller*
                                                     President and Trustee
Jeffrey J. Miller                           of PIC Small Cap. Portfolio


Richard N. Frank
                        *                   Trustee of PIC Small Cap. Portfolio
Richard N. Frank


James Clayburn LaForce*
                                             Trustee of PIC Small Cap. Portfolio
James Clayburn LaForce


Angelo R. Mozilo*
                                            Trustee of PIC Small Cap. Portfolio
Angelo R. Mozilo


Thad M. Brown
                                Treasurer and Principal Financial and Accounting
Thad M. Brown                               Officer of PIC Small Cap. Portfolio

*    Robert H. Wadsworth
By: Robert H. Wadsworth
       Attorney-in-fact